Investment Properties (Tables)	12 Months Ended
Dec. 31, 2025
Investment Properties [Abstract]
Schedule of Investment Properties
	2024
	Land	Building	Total

January 1	$-	$-	$-
Acquisition through business combination (Note)	2,212,683	225,274	2,437,957
Depreciation expenses	-	(1,857)	(1,857)
Exchange difference	(41,537)	(4,699)	(46,236)
December 31	$2,171,146	$218,718	$2,389,864

December 31
Cost	$2,171,146	$220,544	$2,391,690
Accumulated depreciation	-	(1,826)	(1,826)
	$2,171,146	$218,718	$2,389,864

	2025
	Land	Building	Total

January 1
Cost	$2,171,146	$220,544	$2,391,690
Accumulated depreciation	-	(1,826)	(1,826)
	$2,171,146	$218,718	$2,389,864

January 1	$2,171,146	$218,718	$2,389,864
Depreciation expenses	-	(5,716)	(5,716)
Exchange difference	73,761	8,376	82,137
December 31	$2,244,907	$221,378	$2,466,285

December 31
Cost	$2,244,907	$228,942	$2,473,849
Accumulated depreciation	-	(7,564)	(7,564)
	$2,244,907	$221,378	$2,466,285

Schedule of Profit or Loss for Investment Properties	Amounts recognized in profit or loss for investment properties are listed below:
	Year ended December 31,
	2024	2025

Rental income from operating leases	$21,894	$45,775
Direct operating expenses from property that generated rental income	(3,543)	(10,009)

Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties

Future minimum lease payments expected to be received under operating leases are as follows:

Within 1 year from December 31, 2025	$52,180
Between 1 and 2 years from December 31, 2025	54,088
Between 2 and 3 years from December 31, 2025	55,997
Between 3 and 4 years from December 31, 2025	57,907
Between 4 and 5 years from December 31, 2025	9,704
$229,876